INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAX

For the years ended December 31, 2022 and 2021, the domestic and foreign components of loss before income taxes consist of the following (in thousands):

	2022	2021

Domestic	$(23,945)	$(20,307)
International	100	19
Loss before income taxes	$(23,845)	$(20,288)

SCHEDULE OF INCOME TAX EXPENSE (BENEFIT)

For the years ended December 31, 2022 and 2021, income tax expense (benefit) consists of the following (in thousands):

	2022	2021
Current income tax benefit (expense):
Federal	$-	$-
States	-	-
Total current income tax benefit (expense)	-	-

Deferred income tax benefit (expense):
Federal	-	-
States	-	-
Total deferred income tax benefit (expense)	-	-

Total income tax expense (benefit)	$-	$-

SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXE

For the years ended December 31, 2022 and 2021, income tax benefit differed from amounts that would result from applying the U.S. statutory income tax rate of 21.0% to the Company’s loss before income taxes as follows (in thousands):

	2022	2021

Income tax (benefit) computed at federal statutory rate	$(5,007)	$(4,261)
PPP loan forgiveness	(270)	109
Other permanent differences	346	-
State tax expenses	(510)	(502)
Prior year adjustment to state NOL	(44)	(275)
Non-qualified stock option cancellations	613	-
Change in valuation allowance	4,872	4,929

Total income tax benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

As of December 31, 2022 and 2021, the principal components of deferred tax assets and liabilities were as follows (in thousands):

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	13,786	9,150
Stock based compensation	776	1,005
Lease liability	561	-
Property, equipment and intangibles	458	-
Other	452	699

Total deferred tax assets before valuation allowance	16,033	10,854
Valuation allowance	(15,639)	(10,766)
Total deferred income tax assets after valuation allowance	394	88
Deferred tax liabilities:
Property, equipment and intangibles	-	(88)
ROU asset	(394)	-
Total deferred income tax liabilities	(394)	(88)

Net deferred tax assets and liabilities	$-	$-